RELATED-PARTY TRANSACTIONS AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY TRANSACTIONS AND PARTY-IN-INTEREST TRANSACTIONS	RELATED-PARTY TRANSACTIONS AND PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are managed by the Plan's recordkeeper. Effective October 1, 2025, the Plan's trustee and recordkeeper changed from Merrill Lynch to Schwab. Both Merrill Lynch and Schwab served as trustee and recordkeeper for portions of the plan year and, therefore, transactions with each qualify as party-in-interest transactions. Fees paid by the Plan for investment management services amounted to $1,057,576 for the year ended December 31, 2025.

The Plan holds shares of MasTec, Inc. common stock, 1,112,226 and 1,134,486 shares as of December 31, 2025 and 2024, respectively, and recorded net realized gains on sales, $87,938,512 and $5,334,259 during 2025 and 2024, respectively, and net unrealized appreciation in value of these securities, $5,778,538 and $65,162,850 during 2025 and 2024, respectively. During the year ended December 31, 2025 purchases and sales of MasTec, Inc. commons stock were $29,791,477 and $182,870,389, respectively.
The Plan invests in the common stock of MasTec, Inc., the plan sponsor. The fair market value of the MasTec, Inc. common stock at December 31, 2025 and 2024 was $241,764,546 and $154,448,893, respectively.
Notes receivable from participants also qualify as exempt party-in-interest transactions.